Dean Witter High Yield Securities Inc.
                     Two World Trade Center
                    New York, New York 10048
                         (212) 392-1600


                                                         November
4, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Dean Witter High Yield Securities Inc.
        File #2-64782
        Rule 497(j) Filing

Dear Sir/Madam:

      On behalf of the Registrant, the undersigned certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on October 31, 1997.


                                             Very truly yours,
                                                 /s/   Lou   Anne
McInnis
                                              Lou Anne McInnis
                                              Assistant Secretary



cc: Randolph Koch
    Barry Fink

as\hyld\497j.97